Retirement Benefit Obligations - Information On Detailed Information About Contractual Payments To Defined Benefit Scheme (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Contractual Payments To Defined Benefit Scheme	€ 19	€ 14	€ 34
Republic of Ireland [Member]
Disclosure of fair value of plan assets [line items]
Contractual Payments To Defined Benefit Scheme			18
United Kingdom [Member]
Disclosure of fair value of plan assets [line items]
Contractual Payments To Defined Benefit Scheme	€ 19	€ 14	€ 16